HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
HELD FOR SALE CLASSIFICATION AND DISCONTINUED [Abstract]
HELD FOR SALE CLASSIFICATION AND DISCONTINUED
NOTE 4 -           HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS

On February 18, 2014 TAT entered into an agreement to sell its entire interest in Bental, the OEM of Electric Motion Systems operating segment, constituting 70% of Bental's issued and outstanding share capital, to Bental Investments Agshah Ltd. ("Bental Investments"), for an aggregate consideration of $5 million, reflecting an impairment of $3,319 (out of which $2,323 attributed to controlling interest), which is reported in Income (loss) from discontinued operations in the consolidated statement of operations for the year ended December 31, 2013. In addition the Company recorded a loss from discontinued operations of $152 for the year ended on December 31, 2013 (out of which $106 attributed to controlling interest).

The impairment amount is based on the selling price, which is categorized as level 3 measurement.

Closing of the transaction is expected to take place within the next several weeks.

The following table summarizes the components of assets and liabilities held-for-sale in the consolidated balance sheet as of December 31, 2013:

December 31,
2013
Assets:
Cash and cash equivalents	$2,823
Trade accounts receivable	4,067
Other accounts receivable and prepaid expenses	196
Inventories, net	2,983
Funds in respect of employee right upon retirement	778
Deferred income taxes	29
Property, plant and equipment, net	2,402
Assets of businesses held for sale	13,278
Less: impairment	(3,319)
Total assets held for sale	$9,959

Liabilities:
Trade accounts payables	$946
Other accounts payable and accrued expenses	1,109
Long-term loans, net of current maturities	248
Liability in respect of employee rights upon retirement	1,070
Deferred income taxes	55
Total liabilities held for sale	$3,428

The following are amounts related to Bental included in net loss from discontinued operations:

	Year ended December 31,
	2013	2012	2011

Revenues	$9,589	$10,008	$11,658

Loss before taxes on income (tax benefit)	$(148)	$(191)	$(158)

Loss from discontinued operations, net of tax ($5, $3 and $19 in 2013, 2012 and 2011, respectively)	$(3,471)	$(1,205)	$(601)
Loss from discontinued operations attributable to non-controlling interest	1,042	58	53
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	$(2,429)	$(1,147)	$(548)